Ordinary Shares (Details) - USD ($)				12 Months Ended
		Jan. 30, 2026	Sep. 29, 2025	Jun. 30, 2026	Jun. 30, 2023	Jun. 30, 2025
Ordinary Shares [Line Items]
Ordinary shares, par value	[1]			$ 0.002		$ 0.002
Net proceeds			$ 4,500,000
Common stock of consolidation description		the shareholders of the Company approved the share consolidation whereby every 20 issued and unissued ordinary shares of a par value of $0.0001 each in the share capital of the Company be consolidated into 1 ordinary share of a par value of $0.002 each (the “Share Consolidation”)		Every 20 issued and unissued ordinary shares of a par value of $0.0001 each in the share capital of the Company be consolidated into 1 ordinary share of a par value of $0.002 each, with such consolidated ordinary shares having the same rights and being subject to the same restrictions (save as to par value) as the existing ordinary shares.
Authorized share capital	[1]					$ 8,697
Shares authorized	[1]			25,000,000		25,000,000
Ordinary shares, issued	[1]					4,348,675
Conversion of Stock, Shares Issued				50,000,000	2,500,000
Securities Purchase Agreement [Member]
Ordinary Shares [Line Items]
Purchase and sale of ordinary share			8,064,516
Ordinary shares, par value			$ 0.0001
Purchase price (in Dollars per share)			$ 0.62
Conversion of Stock, Shares Issued			403,226
Ordinary Shares [Member]
Ordinary Shares [Line Items]
Purchase and sale of ordinary share			12.4
Ordinary shares, par value			$ 0.002	$ 0.002	$ 0.0001
Authorized share capital				$ 50,000
Shares authorized				25,000,000
Voting rights				Holders of Class A ordinary shares and Class B ordinary Shares shall at all times vote together as one class on all resolutions.
Ordinary Shares [Member] | Ploutos Group Limited [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value				$ 0.002
Ordinary shares, issued				3,500,000
Ordinary Shares [Member] | Various Shareholders [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value				$ 0.002
Ordinary shares, issued				1,251,901
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value	[1]			$ 0.002		$ 0.002
Authorized share capital	[1]			$ 2,503
Shares authorized	[1]			20,000,000		20,000,000
Ordinary shares, issued	[1]			1,251,901
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value				$ 0.002
Shares authorized				20,000,000
Voting rights				Each Class A ordinary share shall entitle the holder to 1 vote on all matters subject to vote at general meetings of the Company
Terms of conversion				In no event shall Class A ordinary shares be convertible into Class B ordinary shares.
Ordinary shares, issued				1,251,901
Shares authorized but unissued				18,748,127
Redesignated authorized but unissued				18,748,127
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value	[1]			$ 0.002		$ 0.002
Authorized share capital	[1]			$ 7,000
Shares authorized	[1]			5,000,000		5,000,000
Ordinary shares, issued	[1]			3,500,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value				$ 0.002
Shares authorized				5,000,000
Voting rights				each Class B ordinary share shall entitle the holder to 25 votes.
Terms of conversion				Each Class B ordinary share is convertible into 1 Class A ordinary share at any time at the option of the holder thereof.
Ordinary shares, issued				3,500,000
Shares authorized but unissued				1,500,000
Redesignated authorized but unissued				1,500,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation and the redesignation of ordinary shares into Class A ordinary shares and Class B ordinary shares (Note 15).